Vessels and Equipment - Long-term debt (Details) - USD ($) $ in Thousands				12 Months Ended
	Jul. 02, 2025	Mar. 03, 2025	Sep. 03, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessels and Equipment
Book value of assets pledged as security				$ 1,557,000	$ 1,462,000
Vessels & equipment - Activity
Vessels, beginning balance				2,421,556	2,398,434
Additions				244,669	126,106
Drydock costs				14,690	553
Disposals				(115,824)	(103,537)
Vessels, ending balance				2,565,091	2,421,556	$ 2,398,434
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance				(894,210)	(826,366)
Accumulated depreciation, disposals				55,522	43,973
Depreciation and impairment for the period				(119,703)	(111,817)	(110,902)
Accumulated depreciation, ending balance				(958,391)	(894,210)	(826,366)
Accumulated impairment - Activity
Accumulated impairment, beginning balance				(65,154)	(79,070)
Accumulated impairment, disposals				35,734	30,300
Depreciation and impairment for the period				(20,259)	(16,384)	(49,649)
Accumulated impairment, ending balance				(49,679)	(65,154)	(79,070)
Net Vessels - Activity
Net Vessels, beginning balance				1,462,192	1,492,998
Additions				244,669	126,106
Drydock costs				14,690	553
Disposals				(24,568)	(29,264)
Depreciation and impairment for the period				(139,962)	(128,201)
Net Vessels, ending balance				1,557,021	$ 1,462,192	$ 1,492,998
Tuva Knutsen | Acquisitions from KNOT
Net Vessels - Activity
Percentage of interest acquired			100.00%
Dan Cisne
Accumulated impairment - Activity
Depreciation and impairment for the period				(5,800)
Dan Cisne | KNOT Shuttle Tankers 20 AS
Net Vessels - Activity
Percentage of asset sold			100.00%
Live Knutsen | Acquisitions from KNOT
Net Vessels - Activity
Percentage of interest acquired		100.00%
Dan Sabia
Accumulated impairment - Activity
Depreciation and impairment for the period				$ (10,600)
Dan Sabia | Knot Shuttle Tankers 21As
Net Vessels - Activity
Percentage of asset sold		100.00%
Daqing Knutsen | Acquisitions from KNOT
Net Vessels - Activity
Percentage of interest acquired	100.00%